Income Taxes - Schedule of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards		$ 55,739	$ 45,600
Tax credit		5,678	4,989
Other reserves and accrued expenses		1,178	1,105
Lease liability		80	110
Depreciation		440	66
Share-based compensation		1,519	736
Capitalized R&D Sec 174		13,423	9,533
Other		3	(62)
Gross deferred tax assets		78,060	62,077
Valuation allowance		(75,826)	(60,937)
Net deferred tax assets		2,234	1,140
Deferred tax liabilities:
Right of use assets		(77)	(107)
Total deferred tax liabilities		(77)	(107)
Total net deferred tax assets	$ 2,363	$ 2,157	$ 1,033